Write-down and Loss on Sales of Vessels (Detail) $ in Thousands	1 Months Ended		3 Months Ended		6 Months Ended
	Jun. 30, 2018 vessel	Jul. 31, 2017 vessel	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
Long Lived Assets Held-for-sale [Line Items]
Write-down and loss on sales of vessels (note 7)			$ (32,830)	$ (14,242)	$ (51,492)	$ (18,669)
Other
Long Lived Assets Held-for-sale [Line Items]
Write-Down and Loss on Sales of Vessels			170	8	170	(357)
Teekay LNG | Conventional Tankers | 4 Multi-gas Carriers
Long Lived Assets Held-for-sale [Line Items]
Asset Impairment Charges			0	(12,600)
Teekay LNG | Conventional Tankers | 2 Suezmaxes
Long Lived Assets Held-for-sale [Line Items]
Asset Impairment Charges					(5,662)	(12,600)
Teekay LNG | Conventional Tankers | Handymax Product
Long Lived Assets Held-for-sale [Line Items]
Asset Impairment Charges					(13,000)	0
Teekay LNG | Liquefied Gas Segment | LNG Carriers
Long Lived Assets Held-for-sale [Line Items]
Asset Impairment Charges			(33,000)	0	(33,000)	0
Number of vessels | vessel	7
Teekay Tankers | 4 Multi-gas Carriers
Long Lived Assets Held-for-sale [Line Items]
Number of vessels | vessel		4
Teekay Tankers | Conventional Tankers | Aframax
Long Lived Assets Held-for-sale [Line Items]
Write-Down and Loss on Sales of Vessels			0	(150)	0	(2,743)
Teekay Tankers | Conventional Tankers | 4 Multi-gas Carriers
Long Lived Assets Held-for-sale [Line Items]
Write-Down and Loss on Sales of Vessels					0	(1,469)
Teekay Offshore | Teekay Offshore | FSO
Long Lived Assets Held-for-sale [Line Items]
Asset Impairment Charges			$ 0	$ (1,500)	$ 0	$ (1,500)